Equity - Disaggregation of Changes of Other Comprehensive Income by Each Type of Reserve in Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of analysis of other comprehensive income by item [Line Items]
Exchange difference on translation of foreign operations	$ 15,882	$ (886)	$ (15,847)
Cumulative translation differences reclassified to profit or loss on liquidation of a subsidiary	248
Re-measuring gain (losses) on defined benefit plans	(618)	2	(206)
Net loss/gain on available-for-sale financial assets	(64)	(82)	543
Other comprehensive income/( loss) for the year, net of tax	15,448	(966)	(15,510)
Reserves including portion related to non-controlling interests [Member] | Available-for-sale reserve [Member]
Disclosure of analysis of other comprehensive income by item [Line Items]
Net loss/gain on available-for-sale financial assets	(64)	(82)	543
Other comprehensive income/( loss) for the year, net of tax	(64)	(82)	543
Reserves including portion related to non-controlling interests [Member] | Foreign currency translation reserve [Member]
Disclosure of analysis of other comprehensive income by item [Line Items]
Exchange difference on translation of foreign operations	15,882	(886)	(15,847)
Cumulative translation differences reclassified to profit or loss on liquidation of a subsidiary	248
Other comprehensive income/( loss) for the year, net of tax	16,130	(886)	(15,847)
Reserves including portion related to non-controlling interests [Member] | Actuarial losses on defined benefit plans [Member]
Disclosure of analysis of other comprehensive income by item [Line Items]
Re-measuring gain (losses) on defined benefit plans	(618)	2	(206)
Other comprehensive income/( loss) for the year, net of tax	$ (618)	$ 2	$ (206)